Pensions and other postretirement benefits (Details 2)	12 Months Ended
Dec. 31, 2016
Canadian Dollar [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Defined Benefit Plan Currency Risk Percentage Exposure	64.00%
U.S. Dollar [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Defined Benefit Plan Currency Risk Percentage Exposure	15.00%
European Currencies [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Defined Benefit Plan Currency Risk Percentage Exposure	8.00%
Japanese Yen [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Defined Benefit Plan Currency Risk Percentage Exposure	6.00%
Various Other Currencies [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Defined Benefit Plan Currency Risk Percentage Exposure	7.00%